Summary of accounting policies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Accounting Policy [Line Items]
Number business segments	3
Net unamortized deferred fees and costs	¥ 536	¥ 808
Receivables from other than customers	315,708	349,573
Depreciation and amortization	78,882	79,468	¥ 91,493
Impairment charges		1,246	5,455
Investments in equity securities	159,755	136,740
Listed equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	121,901	98,736
Unlisted equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	37,854	38,004
Information processing and communications [Member]
Accounting Policy [Line Items]
Depreciation and amortization	59,153	57,173	55,992
Occupancy and related depreciation [Member]
Accounting Policy [Line Items]
Depreciation and amortization	¥ 19,729	¥ 22,295	¥ 35,501
Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	20.00%
Maximum [Member]
Accounting Policy [Line Items]
Ownership percentage	50.00%
Limited partnership [Member] | Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	3.00%